Per share amounts - Disclosure of Detailed Information about Weighted Average Number of Shares Per Share (Detail) - shares shares in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Earnings per share [line items]
Basic and Diluted	506.3	503.9